Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Short-term Debt [Line Items]
Average interest rates on loans from banks and others	8.50%	9.02%
Short-term borrowings	¥ 145	¥ 191
Unsecured
Short-term Debt [Line Items]
Short-term borrowings	¥ 145	¥ 191